UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08885

                                             Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL                60069

(Address of principal executive offices)        (Zip code)

Douglas S. Keith    4 Overlook Point    Lincolnshire, IL    60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2019

Date of reporting period:   March 31, 2019

Item 1. Schedule of Investments.

Alight Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2019, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $635,693,674 and 6.6% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

Schedule of Investments (unaudited) March 31, 2019	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
U.S. Treasury Obligations — 53.7%

U.S. Treasury Obligations
U.S. Treasury Bills (a):
2.41%, 04/02/19	$	247,700	$	247,683,693
2.44%, 04/09/19		683,455		683,090,994
2.42%, 04/11/19		150,000		149,900,917
2.46%, 04/16/19		75,070		74,994,353
2.51%, 04/23/19		94,380		94,237,694
2.44%, 04/30/19		150,000		149,720,000
2.45%, 05/14/19		400,000		398,853,333
2.45%, 05/16/19		27,245		27,163,265
2.44%, 05/28/19		584,700		582,521,668
2.52%, 05/30/19		343,510		342,126,857
2.56%, 06/06/19		87,240		86,840,950
2.35%, 06/20/19		12,400		12,337,311
2.51%, 07/25/19		275,000		272,852,495
2.52%, 08/15/19		37,410		37,063,750
2.52%, 08/22/19		175,000		173,293,434
2.53%, 08/29/19		200,000		197,954,167
2.57%, 01/30/20		33,470		32,766,237
2.46%, 02/27/20		30,885		30,207,109

Security		Par (000)		Value
U.S. Treasury Obligations (continued):
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.07%), 2.49%, 04/30/19 (b)	$	117,720	$	117,719,675
3.13%, 05/15/19		5,785		5,789,557
1.25% - 1.63%, 06/30/19		71,045		70,836,314
0.75%, 07/15/19		3,765		3,746,240
(3 mo.Treasury money market yield + 0.06%), 1.38% - 2.48%, 07/31/19 (b)		103,525		103,483,817
1.00%, 09/30/19		11,060		10,976,856
2.47%, 10/31/19 (c)		58,025		58,029,348
2.42%, 01/31/20 (c)		692,960		692,845,731
2.46%, 04/30/20 (c)		146,470		146,487,266
2.47%, 07/31/20 (c)		70,000		70,000,000
2.47%, 10/31/20 (c)		50,000		49,917,414
2.54%, 01/31/21 (c)		257,750		257,650,696

Total U.S. Treasury Obligations — 53.7% (Cost — $5,181,091,141)				5,181,091,141
Total Repurchase Agreements — 52.2%				5,027,736,150
Total Investments — 105.9% (Cost — $10,208,827,291)				10,208,827,291
Liabilities in Excess of Other Assets — (5.9)%				(570,353,770)

Net Assets — 100.0%			$	9,638,473,521

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds Including interest	Position	Original Par	Position Received at Value
J.P. Morgan Securities LLC	2.70%	03/29/19	04/01/19	$323,499	$323,499	$323,571,971	U.S. Treasury Obligation, 3.00%, due 10/31/25	323,499,184	$340,482,891
	2.70%	03/29/19	04/01/19	176,501	176,501	176,540,938	U.S. Treasury Obligation, 2.88%, due 10/15/21	176,501,225	181,355,009
	3.38%	03/28/19	04/01/19	500,001	500,001	500,188,518	U.S. Treasury Obligation, 2.88%, due 11/30/25	500,000,740	522,500,774
Total J.P. Morgan Securities LLC					$1,000,001				$1,044,338,674
Bank of Nova Scotia	2.60%	03/29/19	04/01/19	55,735	55,735	55,747,076	U.S. Treasury Obligation, 0.13% to 3.38%, due 11/15/19 to 01/15/23	54,441,400	56,862,097

S C H E D U L E O F I N V E S T M E N T S	MARCH 31, 2019 1

Schedule of Investments (unaudited) (continued) March 31, 2019	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds Including interest	Position	Original Par	Position Received at Value
Barclays Capital, Inc.	2.30%	03/29/19	04/01/19	$500,000	$500,000	$500,095,833	U.S. Treasury Obligation, 2.50% to 4.63%, due 01/31/24 to 02/15/40	$436,492,900	$510,000,030
	2.60%	03/29/19	04/01/19	25,000	25,000	25,005,417	U.S. Treasury Obligation, 2.88%, due 11/15/46	24,958,100	25,500,022
Total Barclays Capital, Inc.					$525,000				$535,500,052
BNP Paribas Securities Corp.	2.59%	03/29/19	04/01/19	$362,000	$362,000	$362,078,132	U.S. Treasury Obligation, 0.00% to 6.63%, due 11/15/22 to 02/15/47	$307,213,863	$369,240,000
Citigroup Global Markets, Inc.	2.59%(a)	03/29/19	04/01/19	270,000	270,000	270,058,275	U.S. Treasury Obligation, 0.13% to 7.13%, due 12/15/19 to 02/15/45	264,221,017	275,569,471
Credit Agricole Corp.	2.59%(a)	03/29/19	04/01/19	595,000	595,000	595,128,421	U.S. Treasury Obligation, 0.00% to 3.75%, due 04/25/19 to 11/15/43	589,716,601	606,900,017
HSBC Securities (USA), Inc.	2.58%	03/29/19	04/01/19	171,000	171,000	171,036,765	U.S. Treasury Obligation, 0.00% to 2.63%, due 07/15/21 to 08/15/46	222,571,740	174,420,062
	2.58%	03/29/19	04/01/19	200,000	200,000	200,043,000	U.S. Treasury Obligation, 0.00% to 6.50%, due 04/23/19 to 11/15/26	191,395,900	204,000,094
Total HSBC Securities (USA), Inc.					$371,000				$378,420,156
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55%	03/29/19	04/01/19	14,000	14,000	14,002,975	U.S. Treasury Obligation, 2.51%, due 01/31/21	14,237,700	14,280,065
Mufg Securities Americas Inc.	2.55%	03/29/19	04/01/19	150,000	150,000	150,031,875	U.S. Treasury Obligation, 1.50% to 3.00%, due 11/30/19 to 11/15/44	152,673,600	153,000,079
Natixis SA	2.55%	03/29/19	04/01/19	250,000	250,000	250,053,125	U.S. Treasury Obligation, 0.13% to 6.63%, due 01/15/20 to 05/15/48	222,995,200	255,000,000
	2.55%	03/29/19	04/01/19	290,000	290,000	290,061,625	U.S. Treasury Obligation, 0.00% to 6.63%, due 01/02/20 to 08/15/47	291,242,600	295,800,062
Total Natixis SA					$540,000				$550,800,062
SG Americas Securities LLC	2.53%	03/29/19	04/01/19	800,000	800,000	800,168,667	U.S. Treasury Obligation, 0.00% to 3.38%, due 05/15/19 to 05/15/48	889,689,401	816,000,000
TD Securities (USA) LLC	2.58%	03/29/19	04/01/19	130,000	130,000	130,027,950	U.S. Treasury Obligation, 1.25% to 2.38%, due 08/31/19 to 05/15/26	133,565,100	132,600,064
Wells Fargo Securities LLC	2.60%	03/29/19	04/01/19	215,000	215,000	215,046,583	U.S. Treasury Obligation, 0.13% to 3.00%, due 07/15/20 to 02/15/49	193,261,800	219,300,000
					$5,027,736				$5,152,810,737

(a)        Traded in a joint account.

S C H E D U L E O F I N V E S T M E N T S	MARCH 31, 2019 2

Schedule of Investments (unaudited) (continued) March 31, 2019	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

		Level 1		Level 2		Level 3		Total
Assets:
Investments:
Short-Term Securities(a)	$	—	$	10,208,827,291	$	—	$	10,208,827,291

(a) See above Schedule of Investments for values in each security type.

During the period ended March 31, 2019, there were no transfers between levels.

S C H E D U L E O F I N V E S T M E N T S	MARCH 31, 2019 3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	May 24, 2019

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	May 24, 2019